Long-Term Investments	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Long-Term Investments
5.	LONG-TERM INVESTMENTS

	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	73,418	78,382
Hangzhou Aqua Ventures Investment Management L.P. (ii)	106,704	63,093
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (i ii )	27,465	36,702
Others (v)	44,193	38,694
Equity securities without readily determinable fair values
Hunan Qindao Cultural Spread Ltd. ( iv )	30,000	30,000
Hangzhou Faceunity Technology Limited ( iv )	70,000	70,000
Haining Yijiayi Culture Co., Ltd. ( iv )	25,000	25,000
Others (v)	119,125	113,125

	495,905	454,996

The Group performed impairment analysis for equity method investments and equity securities without readily determinable fair values periodically.

Impairment losses of RMB43,200, RMB15,711 and RMB10,500

were recorded for long-term investments under “other gain or loss, net” in the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020, respectively.

(i)
On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2019 and 2020. The Group recognized its share of partnership profit in Jingwei of RMB16,168, RMB8,977 and RMB4,964 during the year ended December 31, 2018, 2019 and 2020, respectively.

(ii)
On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB20,797, RMB1,415 and RMB(42,458) for the years ended December 31, 2018, 2019 and 2020, respectively. The Group received distribution from Aqua of RMB1,153 during the year ended December 31, 2020.

(i ii )
On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000, which had been fully paid as of December 31, 2020. The Group recognized its share of partnership profit or (loss) in Tianfu of RMB8,586, RMB(2,121) and RMB237 during the years ended December 31, 2018, 2019 and 2020, respectively.

( i v)
The Group invested in certain preferred shares of private companies. As these investments were neither debt security nor in-substance common stock, they were accounted as an equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There has been no orderly transactions for the identical or a similar investment of the same issuer noted for the years ended December 31, 2018, 2019 and 2020.

(v)	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.